Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share based Compensation
Summary of the Group's share-based compensation cost

The table below presents a summary of the Group’s share-based compensation cost for the years ended December 31, 2018, 2019 and 2020 (in thousands):

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Cost of revenues	757,341	758,810	794,855
Selling and marketing expenses	102,638	84,920	102,300
General and administrative expenses	787,200	797,120	929,013
Research and development expenses	824,552	763,239	837,321
	2,471,731	2,404,089	2,663,489

Restricted share units
Share based Compensation
Summary of the Company's RSUs award activities

The following table presents a summary of the Company’s RSUs award activities for the years ended December 31, 2018, 2019 and 2020:

		Weighted average
		grant date fair
	Number of RSUs	value
	(in thousands)	US$
Outstanding at January 1, 2018	8,360	47.64
Granted	10,365	54.24
Vested	(6,140)	50.11
Forfeited	(460)	47.67
Outstanding at December 31, 2018	12,125	52.02

Outstanding at January 1, 2019	12,125	52.02
Granted	8,815	46.30
Vested	(5,910)	51.22
Forfeited	(955)	48.82
Outstanding at December 31, 2019	14,075	49.00

Outstanding at January 1, 2020	14,075	49.00
Granted	6,269	68.35
Vested	(5,832)	48.02
Forfeited	(416)	54.47
Outstanding at December 31, 2020	14,096	57.85